            Supplement dated August 17, 2010
To Prospectus Dated May 1, 2010
For

PERSPECTIVE L SERIES
FIXED AND VARIABLE ANNUITY®

Issued By
JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT I

This supplement updates the above-referenced Prospectus.  Please read and keep it together with your Prospectus for future reference.

The date of the Prospectus is updated to August 17, 2010.  The Prospectus is otherwise unchanged.

This Supplement is dated August 17, 2010.

(To be used with Forms:  NV5890 05/10)

NMV6012NY 08/10